16. Restatement of Financial Statements	12 Months Ended
Dec. 31, 2015
Restatement Of Financial Statements
16. Restatement of financial statements

Note 16 Restatement of Financial Statements

In 2015, the Company identified certain errors in calculating derivative liabilities and common stock as of December 31, 2014. The Company determined that it had not properly recorded the derivative liability associated with the accrued interest and penalties included with the Notes issued in the November 26, 2013, May 8, 2014 and June 25, 2014 closings of the Notes Offering. As a result, the penalty and interest will be calculated and accounted for as a derivative liability. Accordingly, derivative liabilities as of December 31, 2014 and changes in derivative liabilities for the year of 2014 were understated in the amount of $488,996.

Additionally, the Company restated the shares issued at zero par to common stock and common stock to be issued by adjusting additional paid in capital, where these amounts were posted in 2014, resulting in a change to the additional paid in capital of $76,312; common stock of $62,500 and common stock to be issued of $13,812.

The following table sets forth all the accounts in the original amounts and restated amounts, respectively.

As of December 31, 2014	Original	Adjustment	Restated
Derivative liabilities	$4,651,762	488,996	$5,140,758
Common Stock	$127,400	62,500	$189,900
Common Stock to be issued	$0	13,812	$13,812
Additional paid in capital	$6,359,127	(76,312)	$6,282,814
Accumulated deficit	$(15,324,264)	(488,996)	$(15,813,